RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)						9 Months Ended	12 Months Ended
	Oct. 10, 2023	Aug. 18, 2023	Feb. 11, 2022	Dec. 18, 2021	Feb. 16, 2021	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Initial business combination, description							(A) one year after the completion of the initial Business Combination or (B) subsequent to the initial Business Combination, (x) if the last sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital share exchange or other similar transaction that results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property
Proceeds from Related Party Debt							$ 155,848
Interest Expense, Debt							8,966
Other Liabilities, Current							238,939	122,689
Visiox Pharmaceuticals, Inc. [Member]
Related Party Transaction [Line Items]
Amortization of Debt Discount (Premium)							427
Preferred Stock, Voting Rights						As of December 31,
Reimbursable expenses							100,843	94,549
Visiox Pharmaceuticals, Inc. [Member] | Management Services [Member]
Related Party Transaction [Line Items]
Professional fees							1,200,000	$ 1,200,000
Visiox Pharmaceuticals, Inc. [Member] | Restricted Stock Units (RSUs) [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues									3,592,865
Sponsor [Member]
Related Party Transaction [Line Items]
Proceeds from Related Party Debt							155,848
Interest Expense, Debt							8,966
Amortization of Debt Discount (Premium)							143,464
Tardi Med Sciences LLC [Member] | Visiox Pharmaceuticals, Inc. [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Value, New Issues	$ 100,000
Common Unit, Issued								10,000,000
Michael Derby [Member] | Visiox Pharmaceuticals, Inc. [Member] | Restricted Stock Units (RSUs) [Member]
Related Party Transaction [Line Items]
Common Unit, Issued								801,436
Zachary Rome [Member] | Visiox Pharmaceuticals, Inc. [Member] | Restricted Stock Units (RSUs) [Member]
Related Party Transaction [Line Items]
Common Unit, Issued								801,435
TardiMed [Member] | Visiox Pharmaceuticals, Inc. [Member]
Related Party Transaction [Line Items]
Outstanding balance							1,750,000	$ 800,156
Founder Shares [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Common Stock Dividends, Shares			1.11111111
Founder Shares [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Aggregate Number Of Shares Owned			7,187,500
Founder Shares [Member] | Sponsor [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues					8,625,000
Stock Issued During Period, Value, New Issues					$ 25,000
Stock Surrendered During Period, Shares, Sponsor				2,156,250
Aggregate Number Of Shares Owned				6,468,750
Founder Shares [Member] | New Sponsor [Member] | Private Placement Warrants [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues		6,834,333
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 1.00
Founder Shares [Member] | New Sponsor [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues		4,317,500
Related Party Loans [Member]
Related Party Transaction [Line Items]
Outstanding balance					$ 300,000
Notes Payable									$ 238,596
Debt Conversion, Converted Instrument, Amount							$ 1,500,000
Debt Instrument, Convertible, Conversion Price							$ 1.50
Administrative Services Agreement [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party Per Month							$ 10,000
Operating Lease, Expense							120,000	100,000
Loan And Transfer Agreementt [Member]
Related Party Transaction [Line Items]
Proceeds from Related Party Debt							155,848
Loan And Transfer Agreementt [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Proceeds from Loans							250,000
Loan And Transfer Agreement [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Short-Term Debt							$ 155,848	$ 0